Document and Entity Information	Oct. 31, 2022
Document Information Line Items
Document Type	8-K
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Ignyte Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39951
Entity Tax Identification Number	85-2448157
Entity Address, Address Line One	3350 W Bayshore Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	549-9103
Entity Information, Former Legal or Registered Name	Ignyte Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001834645
Former Address [Member]
Document Information Line Items
Entity Address, Address Line One	650 Fifth Avenue
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Outstanding common stock [Member]
Document Information Line Items
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PKBO
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information Line Items
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock for $11.50 per share
Trading Symbol	PKBOW
Security Exchange Name	NASDAQ